Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	2024	2023

Cash and bank deposits	6,078	11,746
Cash equivalents	904,937	541,284
	911,015	553,030